Significant Accounting Policies (Details) - Schedule of Net Income Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption [Member]
Significant Accounting Policies (Details) - Schedule of Net Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted net income per share	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.20
Class B Ordinary Share [Member]
Significant Accounting Policies (Details) - Schedule of Net Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted net income per share	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.20